Accruals and Other Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued salaries and welfare expenses	$ 4,245,829	$ 4,247,903
Accrued general and administrative expenses	5,554,867	951,578
Accruals and other liabilities	$ 9,800,696	$ 5,199,481